Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings	$ 343,557	$ 283,012	$ 91,517
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation and amortization	81,223	86,802	91,841
Gain on sale of power generating facilities	(52,923)
Loss (gain) from sale of fixed assets	(1,566)	(2,555)	530
Fixed asset impairment charge	5,600
Deferred income taxes	(1,558)	12,506	(15,298)
Pay-in-kind interest and accretion on note receivable from affiliate	(10,584)	(695)
Income from affiliates	(26,621)	(20,965)	(20,158)
Dividends received from affiliates	1,813	1,843	7,906
Other investment income, net	(249)	(14,145)	(15,500)
Foreign currency exchange (gain) loss	(336)	(140)	6,578
Gain on disputed sale, net of expenses			(16,787)
Changes in assets and liabilities, net of business acquired:
Receivables, net of allowance	(88,434)	(86,205)	93,861
Inventories	(118,731)	(40,053)	1,552
Other current assets	85,856	(2,570)	(58,823)
Current liabilities, exclusive of debt	(36,875)	107,482	69,738
Other, net	39,824	15,495	9,400
Net cash from operating activities	219,996	339,812	246,357
Cash flows from investing activities:
Purchase of short-term investments	(233,431)	(687,335)	(346,522)
Proceeds from the sale of short-term investments	220,823	695,384	211,403
Proceeds from the maturity of short-term investments	19,255	69,534	66,842
Short-term note receivable issued to affiliate, net	(30,096)
Investments in and advances to affiliates, net	(18,533)	(217,578)	71
Capital expenditures	(183,748)	(103,336)	(54,276)
Proceeds from the sale of fixed assets	4,882	7,655	3,255
Proceeds from the sale of power generating facilities	59,603		15,000
Advance payment on capital lease	(8,493)
Long-term notes receivable issued to affiliate	(13,037)	(100,000)
Principal payments received on long-term notes receivable from affiliate	2,827
Proceeds from syndication and subordinated loan fees		6,525
Sale (purchase) of long-term investments	(4,696)	552	(3,108)
Acquisition of business, net of cash acquired		(5,578)
Net proceeds from disputed sale			16,787
Other, net	1,394	1,140	46
Net cash from investing activities	(183,250)	(333,037)	(90,502)
Cash flows from financing activities:
Notes payable to banks, net	(62,510)	(2,535)	(95,072)
Proceeds from the issuance of long-term debt	64,967	16,352
Principal payments of long-term debt	(1,476)	(2,179)	(46,914)
Repurchase of common stock	(9,971)	(29,994)	(3,370)
Dividends paid		(10,963)	(3,711)
Dividends paid to noncontrolling interests	(148)	(36)	(112)
Other, net	452	370	(291)
Net cash from financing activities	(8,686)	(28,985)	(149,470)
Effect of exchange rate change on cash	2,326	1,477	(5,122)
Net change in cash and cash equivalents	30,386	(20,733)	1,263
Cash and cash equivalents at beginning of year	41,124	61,857	60,594
Cash and cash equivalents at end of year	$ 71,510	$ 41,124	$ 61,857